Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Net operating loss carry forwards (in Dollars)	$ 41,706,000	$ 30,971,000
Federal income tax rate	21.00%	21.00%
Valuation allowance percentage	100.00%
Deferred tax assets, valuation allowance (in Dollars)	$ 5,093,324	$ 3,284,382
Operating loss carryforward description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes.
Deferred Income Tax Charge [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets, valuation allowance (in Dollars)	$ 5,093,000	$ 3,284,000
2018 Through 2025 [Member]
Income Taxes (Details) [Line Items]
Effective tax rate	10.50%
After 2025 [Member]
Income Taxes (Details) [Line Items]
Effective tax rate	13.125%